SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies Abstract
Schedule of Depreciation Calculated Using Straight-Line Method
	Years	Mainly

Office space	2-8	6
Laboratory space	2-8	6
Motor vehicles	3	3

Schedule of Useful Life of Right of Use Assets
	%	Mainly %

Laboratory equipment	9-30	15
Computers and peripheral equipment	15-33.33	33.33
Office equipment and furniture	6-20	6
Leasehold improvements	see below

Schedule of Intangible Assets Purchased
Years

Pipeline Products	17
Potential Products	19
Microorganisms Collection	20